INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Disclosure of intangible assets [text block]	INTANGIBLE ASSETS
The following table presents the breakdown of, and changes to, the balance of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$30,232	$20,304	$(2,522)	$(1,542)	$27,710	$18,762
Additions	452	445	—	—	452	445
Disposals[1]	(2,246)	(499)	307	132	(1,939)	(367)
Acquisitions through business combinations	625	10,333	—	—	625	10,333
Amortization	—	—	(1,310)	(1,141)	(1,310)	(1,141)
PPA adjustments	78	—	7	—	85	—
Foreign currency translation	(1,195)	(351)	230	29	(965)	(322)
Balance, end of year	$27,946	$30,232	$(3,288)	$(2,522)	$24,658	$27,710
1.Include assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Infrastructure	(a)	$11,769	$14,388
Private equity	(b)	11,261	11,650
Real estate	(c)	1,177	1,301
Renewable power and other		451	371
		$24,658	$27,710
a)    Infrastructure
The intangible assets in our Infrastructure segment are primarily related to:
•Concession arrangements of $2.9 billion (2019 – $3.9 billion) at the company’s Brazilian regulated gas transmission operation that provide the right to charge a tariff over the term of the agreements. The agreements have an expiration date between 2039 and 2041, which is the basis for the company’s determination of the asset’s remaining useful life. Upon expiry of the agreements, the asset shall be returned to the government and the concession will be subject to a public bidding process.
•Concession arrangements totaling $2.6 billion (2019 – $2.7 billion) relating to the company’s Peruvian, Chilean and Indian toll roads which provide the right to charge a tariff to users of the roads over the terms of the concessions. The Chilean and Peruvian concessions have expiration dates of 2033 and 2043, respectively, while the Indian concessions have an expiration date from 2026 to 2041. The company uses these expiration dates as a basis for determining the assets’ remaining useful lives.
•Customer relationships, operating network agreements and track access rights of $1.9 billion (2019 – $2.0 billion) in our North American rail operations. These intangible assets are amortized on a straight-line basis over 10 to 20 years.
•Contractual customer relationships, customer contracts and proprietary technology of $1.4 billion (2019 – $1.4 billion) at the company’s North American residential energy infrastructure operations. These assets are amortized on a straight-line basis over 10 to 20 years.
•Indefinite life intangible assets of $876 million (2019 – $667 million). The increase from 2019 is primarily attributable to the brand value at our North American rail infrastructure business.
•Access agreements of $1.8 billion with the users of the company’s Australian regulated terminal, which are 100% take-or-pay contracts at a designated tariff rate based on the asset value, were included in intangible assets in 2019. The segment completed the sale of the investment during the year.
b)    Private Equity
The intangible assets in our Private Equity segment are primarily related to:
•Customer relationships of $5.1 billion (2019 – $5.3 billion), which remained consistent with prior year. The customer relationships acquired are assessed to have a useful life of up to 30 years.
•Water and sewage concession agreements, the majority of which are arrangements with municipal governments across Brazil, of $1.8 billion (2019 – $1.8 billion). The concession agreements provide the company the right to charge fees to users over the terms of the agreements in exchange for water treatment services, ongoing and regular maintenance work on water distribution assets and improvements to the water treatment and distribution systems. The concession agreements have expiration dates that range from 2037 to 2056 which is the basis for the company’s determination of the assets’ remaining useful life. Upon expiry of the agreements, the assets shall be returned to the government.
•Computer software, patents, trademarks and proprietary technology of $3.2 billion (2019 – $3.2 billion), which remained consistent with prior year. The proprietary technology has the potential to provide competitive advantages and product differentiation and is assessed to have a useful life of 15 years.
c)    Real Estate
The intangible assets in our Real Estate segment are primarily attributable to indefinite life trademarks associated with the hospitality assets, Center Parcs U.K properties. The Center Parcs trademark assets have been determined to have an indefinite useful life as the company has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of Center Parcs is not subject to technological obsolescence or commercial innovations in any material way.
Inputs Used to Determine Recoverable Amounts of Intangible Assets
We test finite life intangible assets for impairment when an impairment indicator is identified. Indefinite life intangible assets are tested for impairment annually. We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of detailed information about intangible assets
The following table presents the breakdown of, and changes to, the balance of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$30,232	$20,304	$(2,522)	$(1,542)	$27,710	$18,762
Additions	452	445	—	—	452	445
Disposals[1]	(2,246)	(499)	307	132	(1,939)	(367)
Acquisitions through business combinations	625	10,333	—	—	625	10,333
Amortization	—	—	(1,310)	(1,141)	(1,310)	(1,141)
PPA adjustments	78	—	7	—	85	—
Foreign currency translation	(1,195)	(351)	230	29	(965)	(322)
Balance, end of year	$27,946	$30,232	$(3,288)	$(2,522)	$24,658	$27,710
1.Include assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Infrastructure	(a)	$11,769	$14,388
Private equity	(b)	11,261	11,650
Real estate	(c)	1,177	1,301
Renewable power and other		451	371
		$24,658	$27,710

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2020			2019
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.6%	12
Canada	5.9%	5.2%	10	5.9%	5.2%	10
Australia	6.6%	5.7%	10	6.8%	5.9%	10
Europe	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	7.6%	7.0%	10	7.9%	7.4%	10
Core retail	7.0%	5.3%	10	6.7%	5.4%	10
LP investments and other
LP investments office	9.7%	7.2%	7	10.0%	7.3%	7
LP investments retail	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	7.3%	5.2%	10	7.6%	5.4%	10
Logistics[1]	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily[1]	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	—%	n/a	n/a	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	4.8%	n/a	n/a	5.5%	n/a	n/a
Directly held real estate properties[2]	5.1 – 9.3%	5.4%	19	5.2 – 9.2%	6.1%	19
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a	8.9%	n/a	n/a
1.Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2020 and 2019 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate
Contracted	4.1 – 4.5%	4.6 – 4.9%	7.3%	8.2%	8.1%	9.0%	3.0 – 3.6%	3.5 – 4.0%
Uncontracted	5.6 – 6.0%	6.1 – 6.4%	8.6%	9.5%	9.4%	10.3%	3.6 – 4.7%	4.0 – 5.3%
Terminal capitalization rate[1]	5.8 – 6.2%	6.2 – 6.7%	n/a	n/a	8.9%	9.8%	n/a	n/a
Exit date	2041	2040	2048	2047	2040	2039	2035	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream, data and sustainable resources assets at the end of 2020 and 2019 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rates	7 – 14%	7 – 14%	7 – 13%	7 – 13%	15%	15%	6%	5 – 10%
Terminal capitalization multiples	7x – 23x	8x – 21x	9x – 14x	9x – 14x	10x	10x	6x	5x – 10x
Investment horizon/Exit date (years)	10	10 – 20	10	10 – 20	5 – 10	5 – 10	10	3 – 21
We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year